Expense Example	Sep. 04, 2026 USD ($)
SoFi International Efficient Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	128
SoFi Emerging Markets Efficient Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
SoFi Risk-Off Equity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
SoFi Risk-On Equity ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	$ 113